Acquisition (Details 4) ¥ in Thousands, $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 24, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Jun. 24, 2014 CNY (¥)
Acquisition of JA MEMC
Negative goodwill						¥ 4,628
Liabilities
Net revenues				¥ 13,525,407		11,295,523	¥ 7,182,789
Net loss				¥ 515,885		¥ 346,597	¥ (473,676)
JA MEMC
Acquisition of JA MEMC
Equity interest acquired (as a percent)	50.00%	50.00%
Cash consideration	$ 7.7	¥ 47,400
Equity interest previously owned (in percent)	50.00%	50.00%
Revaluation gain			¥ 3,652
Negative goodwill			¥ 4,628
Assets acquired:
Cash and cash equivalents								¥ 8,426
Other current assets								13,260
Property, plant and equipment, net								83,025
Total assets acquired								104,711
Liabilities
Accounts payable								697
Other liabilities								2
Total liabilities assumed								699
Total fair value of net assets								¥ 104,012
Net revenues					¥ 40,996
Total revenue percentage					0.40%